SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
Share Based Compensation (Tables) [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Schedule of number of  Stock Options and weighted average exercise price

		Weighted
	Number of	average
	options	exercise price
Option outstanding at the beginning of the year	61,145,491	25.46
Options granted	7,549,166	41.48
Options exercised	(13,038,777)	20.59
Options forfeited	(538,426)	31.04
Options outstanding at end of the year	55,117,454	31.38
Options exercisable as of the year-end	12,744,501	24.12

Schedule Of Partners Options and Shar Based Instruments Equity Awards [Table Text Block]
Schedule of partners' options and Share-Based Instruments equity awards	Number of options
Awards outstanding at the beginning of the year	4,301,212
Awards granted	7,091,912
Awards exercised	(340,340)
Awards forfeited	(187,031)
Awards outstanding at end of the year	10,865,753
Awards exercisable as of the year-end	-